Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

8. Inventories

	December 31,	December 31,
	2024	2023

Concentrates	$2,971	$1,769
Ore stockpiles	1,767	913
Spare parts and supplies	5,966	5,975
	$10,704	$8,657

The amount of inventories recognized in cost of sales was $82.7 million during the year ended December 31, 2024 (2023: $80.7 million) including concentrates and ore stockpiles write-down to net realizable value of $1.3 million (2023: $1.7 million) during the year ended December 31, 2024.